Convertible Notes Payable – Related Parties (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 28, 2024	Jul. 10, 2023	Apr. 20, 2022	Dec. 31, 2023	Aug. 31, 2023	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Jul. 01, 2024	Nov. 30, 2023
Short-Term Debt [Line Items]
Legal fees		$ 69,694
Warrants, exercise price				$ 2.79								$ 2.79
Loss on extinguishment											$ 1,120,333	$ 1,120,333
Accrued interest				$ 269,152								269,152
Shares issued														330,619
Accrued interest payable				$ 269,152		0				0		$ 269,152
Debt exercise price				$ 202,638								$ 202,638
Warrant [Member]
Short-Term Debt [Line Items]
Number of shares issued					1,200,000
Fair value of warrants												$ 196,730
Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued							262,000
Debt amount				$ 430,331
Debt note amount				500,000
Accrued interest				$ 69,669								69,669
Converted shares				537,634
Shares issued													330,957
Number of shares								4,315,787
Common Stock [Member] | SRM Entertainment Inc [Member]
Short-Term Debt [Line Items]
Conversion of stock, shares issued	150,000
Interest expense	$ 189,000
Shares issued	330,957
Accrued interest payable	$ 306,953
Shares issued price per share	$ 1.04
Convertible Promissory Notes One [Member]
Short-Term Debt [Line Items]
Convertible notes payable			$ 1,500,000			$ 1,500,000				$ 1,500,000
Debt conversion converted warrants			1,100,000
Debt exercise price						$ 0.932				$ 0.932
Number of shares										1,655,803
Convertible Promissory Notes Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable			$ 500,000
Debt conversion converted warrants			360,000
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Number of shares issued			250,000
Original issuance discount			5.00%
Legal fees			$ 10,000
Original issuance discount			8.00%
Debt instrument, conversion price			$ 2.79
Warrants term			5 years
Warrants, exercise price			$ 2.79
Debt amount						$ 1,500,000			$ 69,669			$ 500,000
Amended Note [Member]
Short-Term Debt [Line Items]
Warrants, exercise price				$ 0.93								$ 0.93
Fair value of conversion features												$ 923,603
Amended Note [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants, exercise price				$ 6.00								$ 6.00
Outstanding warrants				500,000								500,000
Amended Note [Member] | Warrant One [Member]
Short-Term Debt [Line Items]
Warrants, exercise price				$ 2.79								$ 2.79
Outstanding warrants				1,460,000								1,460,000
Amended Note [Member] | Warrant Two [Member]
Short-Term Debt [Line Items]
Warrants, exercise price				$ 1.00								$ 1.00
Outstanding warrants				800,000								800,000
2022 Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest expense										$ 252,107	$ 118,359